Derivative and Hedging Instruments - Summary of Effects of Derivatives in Cash Flow Hedging Relationships (Detail) - Cash flow hedges [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	CAD 163	CAD 74
Gains (losses) reclassified from AOCI into investment income	58	(15)
Ineffectiveness recognized in investment income	0	0
Interest rate swaps [Member] | Forecasted liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) reclassified from AOCI into investment income	(17)	(18)
Ineffectiveness recognized in investment income	0	0
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	3	(4)
Gains (losses) reclassified from AOCI into investment income	(1)
Ineffectiveness recognized in investment income	0	0
Foreign currency swaps [Member] | Floating rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	95	47
Gains (losses) reclassified from AOCI into investment income	50	23
Ineffectiveness recognized in investment income	0	0
Foreign currency swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	35	(15)
Gains (losses) reclassified from AOCI into investment income	7	(8)
Ineffectiveness recognized in investment income	0	0
Forward contracts [Member] | Forecasted expenses [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	10	7
Gains (losses) reclassified from AOCI into investment income	(10)	(14)
Ineffectiveness recognized in investment income	0	0
Equity contracts [Member] | Stock-based compensation [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	20	39
Gains (losses) reclassified from AOCI into investment income	29	(1)
Ineffectiveness recognized in investment income	CAD 0	0
Non-derivative financial instrument [Member] | Forecasted expenses [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) reclassified from AOCI into investment income		3
Ineffectiveness recognized in investment income		CAD 0